Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Intercompant Support Cost Allocations

Talen Energy Supply was charged, primarily by PPL Services, the following amounts for the periods ended June 30, and believes these amounts were reasonable at the time, including amounts applied to accounts that are further distributed between capital and expense.

Six Months
2015	2014
$67	$112

PPL Energy Supply LLC [Member]
Intercompant Support Cost Allocations

PPL Services charged the following amounts for the years ended December 31, and believe these amounts are reasonable, including amounts applied to accounts that are further distributed between capital and expense.

2014	2013	2012
$ 218	$ 218	$ 212